Other non-current receivables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other non-current receivables [abstract]
Summary of Other Non-Current Receivables

	2023	2022
Derivatives	1,027	—
Deposits	1,861	1,802
Promissory notes	22,093	—
Long-term prepaid expenses	15,782	3,070
Other receivables	3,615	2,976
Total	44,378	7,848